SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 93,178	$ 106,527	$ 95,794
Cost of revenues	84,787	86,083	76,757
Gross profit	8,391	20,444	19,037
Research and development	553	731	1,140
Selling and marketing	4,913	4,974	3,876
General and administrative	8,559	9,409	10,023
Other expenses (income)	(4)	53	(138)
Operating income (loss)	(5,630)	5,277	4,136
Financial expense, net	102	338	154
Income before taxes on income	(5,732)	4,939	3,982
Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	93,178	106,527	95,794
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(5,057)	(3,536)	(5,729)
Cost of revenues	(5,343)	(3,620)	(5,744)
Gross profit	286	84	15
Research and development
Selling and marketing
General and administrative
Other expenses (income)
Operating income (loss)	286	84	15
Elimination of inter-company sales [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Elimination of inter-company sales [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(5,057)	(3,536)	(5,729)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	24,707	31,237	28,255
Cost of revenues	25,612	25,535	24,028
Gross profit	(905)	5,702	4,227
Research and development	287	398	758
Selling and marketing	1,512	1,968	1,544
General and administrative	2,384	2,072	2,539
Other expenses (income)	(2)
Operating income (loss)	(5,086)	1,264	(614)
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	20,065	27,898	23,515
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	4,642	3,339	4,740
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	31,344	34,812	32,429
Cost of revenues	27,659	26,085	23,440
Gross profit	3,685	8,727	8,989
Research and development	98	169	210
Selling and marketing	1,660	1,358	1,105
General and administrative	2,375	3,182	2,915
Other expenses (income)
Operating income (loss)	(448)	4,018	4,759
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	30,929	34,615	31,440
MRO Services for heat transfer components and OEM of heat transfer solutions [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	415	197	989
MRO services for Aviation Components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	32,487	33,009	31,630
Cost of revenues	28,561	29,026	27,423
Gross profit	3,926	3,983	4,207
Research and development			29
Selling and marketing	1,324	1,213	792
General and administrative	2,631	3,049	3,473
Other expenses (income)	(2)	53
Operating income (loss)	(27)	(332)	(87)
MRO services for Aviation Components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	32,487	33,009	31,630
MRO services for Aviation Components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	9,697	11,005	9,209
Cost of revenues	8,298	9,057	7,610
Gross profit	1,399	1,948	1,599
Research and development	168	164	143
Selling and marketing	417	435	435
General and administrative	1,169	1,106	1,096
Other expenses (income)
Operating income (loss)	(355)	243	(75)
Overhaul and coating of jet engine components [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	9,697	11,005	9,209
Overhaul and coating of jet engine components [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Other [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Cost of revenues
Gross profit
Research and development
Selling and marketing
General and administrative
Other expenses (income)			(138)
Operating income (loss)			138
Other [Member] | Sale of Products and Services [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues
Other [Member] | Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues